DEBT (Details 1) - Senior secured convertible notes - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Cash interest		$ 869	$ 456
PIK interest		1,912	605
Accretion	[1]	2,669	382
Total interest expense		$ 5,450	$ 1,443

[1]	Accretion includes amortization of the discount related to the original issue discount, warrant, conversion option and certain issuance costs allocated to convertible debt.